UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number 811-7662
U.S. Global Accolade Funds

7900 Callaghan Road
San Antonio, TX 78229
(Address of principal executive offices) (Zip code)

Susan B. McGee, Esq.
7900 Callaghan Road
San Antonio, TX 78229
(Name and address of agent for service)

Registrant’s telephone number, including area code: 210-308-1234

Date of fiscal year end: October 31

Date of reporting period: July 31, 2006

Item 1. Schedule of Investments

HOLMES GROWTH FUND
Portfolio of Investments (unaudited)		July 31, 2006

COMMON STOCKS AND WARRANTS 82.13%	Shares	Value

Advertising 0.74%
Focus Media Holding Ltd., ADR	7,500	$469,575	*

Agriculture 0.96%
Archer-Daniels-Midland Co.	13,800	607,200

Airlines 0.73%
Continental Airlines, Inc., Class B	17,500	460,950	*

Apparel 1.72%
Gymboree Corp.	20,000	670,400	*
Iconix Brand Group, Inc.	30,000	420,000	*
		1,090,400

Cable & Wire Products 1.15%
Belden CDT, Inc.	22,500	730,125

Casino Hotels 0.73%
Las Vegas Sands Corp.	7,500	465,225	*

Chemicals 1.43%
FMC Corp.	7,500	462,675
NOVA Chemicals Corp.	15,000	443,550
		906,225

Commerical Services 1.61%
Alliance Data Systems Corp.	7,500	384,900	*
Quanta Services, Inc.	40,000	638,400	*
		1,023,300

Communications 2.42%
NII Holdings, Inc.	10,000	527,800	*
QUALCOMM, Inc.	15,000	528,900
Sirenza Microdevices, Inc.	50,000	474,500	*
		1,531,200

Computer Software & Hardware 1.25%
Akamai Technologies, Inc.	20,000	792,600	*

Computers & Data Processing 0.75%
NDS Group plc, Sponsored ADR	10,000	473,400	*

Construction 0.52%
Granite Construction, Inc.	7,500	326,175

Consulting Services 1.63%
CYBERplex, Inc.	270,000	148,004	*
Gartner, Inc.	25,000	356,000	*
Reynolds & Reynolds Co., Class A	15,000	530,850
		1,034,854

Consumer Products 1.56%
International Flavors & Fragrances, Inc.	12,500	462,500
Newell Rubbermaid, Inc.	20,000	527,200
		989,700

Diversified Banks 2.07%
BancorpSouth, Inc.	17,500	478,625
Cascade Bancorp	10,000	344,900
Sterling Bancshares, Inc.	25,000	489,750
		1,313,275

Electronics & Components 3.62%
AVX Corp.	17,500	264,950
Cymer, Inc.	10,000	391,200	*
Daktronics, Inc.	20,000	562,800
Garmin Ltd.	5,000	474,950
Trimble Navigaton Ltd.	12,500	600,375	*
		2,294,275

Engineering & Construction 0.81%
EMCOR Group, Inc.	10,000	515,200	*

Financial Services 8.62%
A.G. Edwards, Inc.	10,000	539,600
CI Financial Income Fund	50,000	1,271,827
GMP Capital Trust	56,000	1,227,391
Goldman Sachs Group, Inc.	3,500	534,625
Jovian Capital Corp.	685,000	508,731	*
Nasdaq Stock Market, Inc.	10,000	275,300	*
Ocwen Financial Corp.	35,000	485,800	*
T. Rowe Price Group, Inc.	15,000	619,650
		5,462,924

Food Products 0.85%
The Hain Celestial Group, Inc.	25,000	540,000	*

Gaming 0.80%
Scientific Games Corp., Class A	15,000	509,550	*

Gold Mining 1.52%
Goldcorp, Inc.	17,900	523,936
Goldcorp, Inc., Warrants (June 2011)	29,200	438,884	*
		962,820

Hotels 1.61%
Hilton Hotels Corp.	25,000	598,250
Host Hotels & Resorts, Inc.	20,000	424,400
		1,022,650

Human Resources 0.79%
Kforce, Inc.	40,000	498,800	*

Insurance 2.48%
Delphi Financial Group, Inc., Class A	15,000	571,350
IPC Holdings Ltd.	20,000	575,000
Navigators Group, Inc.	10,000	425,100	*
		1,571,450

Internet System 0.75%
Knot, Inc.	25,000	476,500	*

Machinery 0.50%
Intevac, Inc.	15,000	316,050	*

Manufacturing 2.95%
Dover Corp.	10,000	471,400
Parker Hannifin Corp.	7,500	541,800
Precision Castparts Corp.	7,500	447,375
The Westaim Corp.	100,000	412,007	*
		1,872,582

Medical - Biomedical 2.13%
Bio-Reference Laboratories, Inc.	25,000	588,750	*
Illumina, Inc.	20,000	764,600	*
		1,353,350

Medical - HMO 1.96%
Health Net, Inc.	15,000	629,550	*
WellCare Health Plans, Inc.	12,500	613,250	*
		1,242,800

Medical Products 5.64%
C.R. Bard, Inc.	7,500	532,275
Fisher Scientific International, Inc.	7,500	555,825	*
Henry Schein, Inc.	10,000	474,100	*
Johnson & Johnson	15,000	938,250
PSS World Medical, Inc.	25,000	496,250	*
ResMed, Inc.	12,500	580,125	*
		3,576,825

Medical Services 0.90%
Res-Care, Inc.	30,000	570,600	*

Metal & Mineral Mining 3.44%
Northern Orion Resources, Inc.	220,500	1,089,779	*
Northern Orion Resources, Inc., Warrants (May 2008)	7,500	26,524	*
Northern Orion Resources, Inc., Warrants (February 2010)	2,000	4,421	*
Silver Wheaton Corp.	40,000	389,726	*
Silver Wheaton Corp., Warrants (December 2010)	32,500	176,716	*
Teck Cominco Ltd.	7,500	496,662
		2,183,828

Oil & Gas Drilling 1.22%
Transocean, Inc.	10,000	772,300	*

Oil & Gas Extraction & Services 6.34%
Core Laboratories N.V.	7,500	547,500	*
Oceaneering International, Inc.	15,000	655,800	*
Parallel Petroleum Corp.	20,000	499,200	*
PetroQuest Energy, Inc.	45,000	526,050	*
Schlumberger Ltd.	10,000	668,500
TETRA Technologies, Inc.	20,000	572,200	*
W-H Energy Services, Inc.	10,000	550,200	*
		4,019,450

Oil & Gas Field Machinery 2.90%
Cameron International Corp.	10,000	504,100	*
Dril-Quip, Inc.	7,500	633,675	*
Weatherford International Ltd.	15,000	702,600	*
		1,840,375

Oil & Gas Refining & Marketing 1.24%
Frontier Oil Corp.	13,000	458,250
Holly Corp.	6,500	328,900
		787,150

Pharmaceuticals 0.76%
Wyeth	10,000	484,700

REITS 2.21%
Archstone-Smith Trust	10,000	524,700
AvalonBay Communities, Inc.	7,500	876,900
		1,401,600

Research & Development 0.94%
PAREXEL International Corp.	20,000	593,400	*

Retail 2.35%
AnnTaylor Stores Corp.	20,000	821,200	*
First Cash Financial Services, Inc.	35,000	666,050	*
		1,487,250

Semiconductors 1.34%
Hittite Microwave Corp.	15,000	611,250	*
Zoran Corp.	15,000	240,750	*
		852,000

Therapeutics 0.83%
Medicines Co.	25,000	523,750	*

Tobacco 0.85%
British American Tobacco plc, Sponsored ADR	10,000	538,100

Transportation 0.87%
OMI Corp.	25,000	551,500

Utilities 1.64%
Consolidated Water Co., Ltd.	12,500	296,500
IDACORP, Inc.	20,000	745,600
		1,042,100

Total Common Stocks and Warrants		52,078,083
(cost $49,445,342)

PURCHASED OPTION 0.03%	Contracts

Aluminum 0.03%
Alcan, Inc., Strike Price 45, Call, Expiration Jan. 2007
(premium $46,120)	40	21,400

Total Securities		52,099,483

	Principal
REPURCHASE AGREEMENT 14.89%	Amount

Joint Tri-Party Repurchase Agreement, Morgan Stanley Dean Witter,
07/31/06, 5.25%, due 08/01/06, repurchase price $9,440,500,
collateralized by U.S. Treasury securities held in a joint tri-party
repurchase account (cost $9,439,123)	$9,439,123	9,439,123

Total Investments 97.05%		61,538,606
(cost $58,930,585)
Other assets and liabilities, net 2.95%		1,873,663

NET ASSETS 100%		$63,412,269

See notes to portfolios of investments.

MEGATRENDS FUND
Portfolio of Investments (unaudited)		July 31, 2006

COMMON STOCKS 96.98%	Shares	Value

Aircraft & Defense 4.53%
Northrop Grumman Corp.	7,400	$489,806
Raytheon Company	5,900	265,913
		755,719

Automobile 2.59%
Toyota Motor Corp., Sponsored ADR	4,100	431,402

Beverages 2.96%
The Coca-Cola Co.	11,100	493,950

Casino Hotels 1.28%
Station Casinos, Inc.	3,900	213,954

Chemicals 1.76%
Air Products & Chemicals, Inc.	4,600	294,078

Computer Software & Hardware 2.12%
Microsoft Corp.	14,700	353,241

E-Commerce 1.67%
eBay, Inc.	11,600	279,212	*

Electronics & Components 2.74%
Intel Corp.	25,400	457,200

Energy 3.59%
FPL Group, Inc.	13,900	599,646

Financial Services 13.44%
American Express Co.	9,700	504,982
Citigroup, Inc.	7,400	357,494
UBS AG	10,600	576,640
Wells Fargo & Co.	11,100	802,974
		2,242,090

Gold Mining 1.11%
Barrick Gold Corp.	6,000	184,800

Holding Company 4.93%
Berkshire Hathaway, Inc., Class B	270	822,690	*

Internet Systems 4.12%
Google, Inc., Class A	775	299,615	*
Yahoo! Inc.	14,300	388,102	*
		687,717

Investment Trust 1.14%
streetTRACKS Gold Trust	3,000	189,480	*

Manufacturing 6.13%
General Electric Co.	21,000	686,490
The Procter & Gamble Co.	6,000	337,200
		1,023,690

Medical Information Systems 1.33%
Cerner Corp.	5,500	222,640	*

Medical Products 2.29%
Johnson & Johnson	6,100	381,555

Metal Mining 2.00%
Newmont Mining Corp.	6,500	332,995

Oil & Gas - Integrated 3.66%
ConocoPhillips	8,900	610,896

Oil & Gas Extraction & Services 13.98%
Baker Hughes, Inc.	5,500	439,725
Canadian Natural Resources Ltd.	6,500	346,060
Halliburton Co.	16,600	553,776
Schlumberger Ltd.	11,000	735,350
XTO Energy, Inc.	5,500	258,445
		2,333,356

Oil & Gas Field Machinery 1.61%
National Oilwell Varco Inc.	4,000	268,160	*

Oil & Gas Royalty Trust 0.06%
Hugoton Royalty Trust	327	10,170

Optical Supplies 2.25%
Alcon, Inc.	3,400	375,428

Pharmaceuticals 7.53%
Amylin Pharmaceuticals, Inc.	7,000	341,600	*
Eli Lilly & Co.	6,000	340,620
Novartis AG, ADR	10,200	573,444
		1,255,664

Retail 4.35%
CVS Corp.	12,000	392,640
Wal-Mart Stores, Inc.	7,500	333,750
		726,390

Transportation 1.90%
United Parcel Service, Inc., Class B	4,600	316,986

Utilities 1.91%
Exelon Corp.	5,500	318,450

Total Common Stocks		16,181,559
(cost $15,001,273)

	Principal
REPURCHASE AGREEMENT 3.11%	Amount

Joint Tri-Party Repurchase Agreement, Morgan Stanley Dean Witter,
07/31/06, 5.25%, due 08/01/06, repurchase price $519,551,
collateralized by U.S. Treasury securities held in a joint tri-party
repurchase account (cost $519,475)	$519,475	519,475

Total Investments 100.09%		16,701,034
(cost $15,520,748)
Other assets and liabilities, net (0.09)%		(15,099)

NET ASSETS 100%		$16,685,935

See notes to portfolios of investments.

EASTERN EUROPEAN FUND
Portfolio of Investments (unaudited)		July 31, 2006

COMMON STOCKS 89.49%	Shares	Value

Communications 15.05%
Comstar United Telesystems, GDR	2,883,186	$16,808,974	*
Mobile TeleSystems	3,651,764	23,188,701
Mobile TeleSystems, Sponsored ADR	1,282,362	40,958,642
Telefonica 02 Czech Republic a.s.	618,726	13,533,158	*
Telekomunikacja Polska S.A.	526,946	3,615,995
Telekomunikacja Polska S.A., GDR	5,671,083	38,846,919
VimpelCom, Sponsored ADR	1,287,084	62,037,449	*
		198,989,838

Distributors 0.57%
Dogus Otomotiv Servis ve Ticaret a.s	1,941,738	7,534,676

Diversified Banks 17.14%
Akbank T.A.S.	3,918,753	18,876,710
OTP Bank Nyrt.	2,336,427	69,524,659
OTP Bank Nyrt., GDR	223,782	13,382,164
Sberbank RF	34,797	61,938,660	*
Turkiye Garanti Bankasi a.s.	10,228,466	29,425,573
Turkiye Is Bankasi, Class C	6,264,333	33,528,242
		226,676,008

Diversified Metals & Mining 1.60%
KGHM Polska Miedz S.A.	544,791	21,161,041

Electric Utilities 3.96%
CEZ a.s.	1,434,215	52,332,680

Food Distributors 0.95%
Central European Distribution Corp.	523,689	12,620,905	*

Insurance 1.09%
Aksigorta a.s.	3,982,663	14,388,426

Multi-Sector Holdings 3.36%
Haci Omer Sabanci Holding a.s.	13,941,204	44,396,955

Oil & Gas - Integrated 23.90%
LUKOIL, Sponsored ADR	1,850,881	160,471,383
Oao Gazprom, Sponsored ADR	3,730,495	155,487,032
		315,958,415

Oil & Gas Exploration & Production 7.18%
First Calgary Petroleums Ltd.	1,642,454	14,347,105	*
Surgutneftegaz, Sponsored ADR	1,095,734	80,646,022
		94,993,127

Oil & Gas Refining & Marketing 7.80%
Polski Koncern Naftowy Orlen S.A.	5,260,511	103,187,339

Precious Metals & Minerals 4.91%
JSC MMC Norilsk Nickel, ADR	475,114	64,853,061

Publishing 0.48%
Hurriyet Gazetecilik ve Matbaacilik a.s.	2,743,876	6,351,650

Steel 1.50%
Evraz Group S.A., GDR	824,578	19,789,872

Total Common Stocks		1,183,233,993
(cost $1,094,114,173)

PREFERRED STOCKS 4.70%

Oil & Gas Exploration & Production 2.57%
Surgutneftegaz, Preferred Stock	16,026,031	17,027,658
Surgutneftegaz, Preferred Stock, Sponsored ADR	160,196	17,020,825
		34,048,483

Oil & Gas Storage & Transportation 2.13%
Transneft, Preferred Stock	16,762	28,120,049

Total Preferred Stocks		62,168,532
(cost $51,122,636)

Total Securities		1,245,402,525

	Principal
REPURCHASE AGREEMENT 4.87%	Amount

Joint Tri-Party Repurchase Agreement, Morgan Stanley Dean Witter,
07/31/06, 5.25%, due 08/01/06, repurchase price $64,398,611, collateralized by U.S. Treasury securities held in a joint tri-party
repurchase account (cost $64,389,221)	$64,389,221	64,389,221

Total Investments 99.06%		1,309,791,746
(cost $1,209,626,030)
Other assets and liabilities, net 0.94%		12,488,551

NET ASSETS 100%		$1,322,280,297

See notes to portfolios of investments.

GLOBAL EMERGING MARKETS FUND
Portfolio of Investments (unaudited)		July 31, 2006

COMMON STOCKS AND WARRANTS 89.58%	Shares	Value

Broadcasting & Cable TV 3.20%
Vivax S.A., Units	55,454	$858,823	*

Coal & Consumable Fuels 3.36%
China Shenhua Energy Co., Ltd.	248,000	446,168
Yanzhou Coal Mining Co., Ltd., Class H	645,000	454,863
		901,031

Communications 1.16%
Telkom South Africa Ltd.	16,504	312,021

Computer Hardware 1.57%
Wistron Corp.	401,287	420,343	*

Construction & Engineering 0.93%
Baoye Group Co., Ltd., Class H	210,000	248,626

Department Stores 2.43%
Grupo FAMSA S.A., Class A	272,116	653,103	*

Diversified Banks 16.18%
ABSA Group Ltd.	16,783	248,504
Bumiputra-Commerce Holdings Bhd	189,800	319,144
Grupo Financiero Banorte S.A. de C.V., Class O	152,874	421,528
Hana Financial Group, Inc.	11,300	505,193
Kookmin Bank	5,440	475,025
OTP Bank Nyrt.	13,808	410,882
Sberbank RF	449	799,220	*
SinoPac Financial Holdings Co., Ltd.	1,211,000	589,875
Unibanco, Units	82,278	572,845
		4,342,216

Diversified Commercial & Professional Services 2.72%
Localiza Rent a Car S.A.	35,035	730,164

Diversified Metals & Mining 1.02%
Aquarius Platinum Ltd.	16,343	273,087

Electric Utilities 1.68%
CEZ a.s.	12,368	451,293

Electronic Manufacturers & Services 0.52%
KH Vatec Co., Ltd.	9,902	138,925	*

Food Distributors 1.18%
Central European Distribution Corp.	13,155	317,036	*

Gold Mining 3.29%
Gold Fields Ltd.	20,998	434,014
Lingbao Gold Co. Ltd., Class H	456,000	449,504
		883,518

Homebuilding 1.66%
SARE Holding, S.A. de C.V., Class B	437,523	445,288	*

Industrial Machinery 1.38%
Lupatech S.A.	34,900	370,492	*

Insurance 5.48%
Cathay Financial Holding Co., Ltd.	335,000	716,140
Discovery Holdings Ltd.	80,758	262,436	*
Ping An Insurance (Group) Co. of China Ltd., Class H	147,000	491,848
		1,470,424

Multi-Sector Holdings 0.00%
Haci Omer Sabanci Holding a.s.	1	2

Oil & Gas - Integrated 11.68%
Oao Gazprom, Sponsored ADR	35,680	1,487,142
PetroChina Co., Ltd.	390,000	442,161
Petroleo Brasileiro S.A., ADR	7,872	652,116
TNK-BP	197,566	553,185
		3,134,604

Oil & Gas Exploration & Production 2.33%
Dragon Oil plc	95,175	327,137	*
Sasol Ltd., Sponsored ADR	8,105	297,048
		624,185

Oil & Gas Refining & Marketing 1.00%
PTT Public Company Ltd., NVDR	43,000	268,182

Packaged Foods & Meats 2.19%
Balrampur Chini Mills Ltd.	116,799	233,724
Balrampur Chini Mills Ltd., GDR	20,000	40,022
Celestial NutriFoods Ltd.	307,000	312,978
		586,724

Precious Metals & Minerals 2.13%
European Minerals Corp.	334,706	295,925	*
European Minerals Corp., Warrants (March 2011)	25,813	9,928	*
Impala Platinum Holdings Ltd.	1,433	264,918
		570,771

Railroads 2.73%
All America Latina Logistica	10,775	731,868

Real Estate Management & Development 2.89%
Agile Property Holdings Ltd.	696,000	409,322
Far East Consortium International Ltd.	870,000	367,226
		776,548

Semiconductors 12.40%
Hynix Semiconductor, Inc.	12,400	421,945	*
Samsung Electronics Co., Ltd.	2,646	1,684,397
Siliconware Precision Industries Co.	403,000	479,982
Taiwan Semiconductor Manufacturing Co., Ltd.	126,687	212,016
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	60,838	527,465
		3,325,805

Steel 0.95%
POSCO, ADR	4,126	254,739

Wireless Telecommunication Services 3.52%
America Movil S.A. de C.V., ADR, Series L	26,400	944,592

Total Common Stocks and Warrants		24,034,410
(cost $23,201,291)

EQUITY-LINKED SECURITIES 5.04%

Construction & Farm Machinery & Heavy Trucks 1.60%
Tata Motors Ltd. (April 2007)	26,991	429,389

IT Consulting & Other Services 3.44%
Mastek Ltd. (September 2006)	68,794	514,475
Satyam Computer Services Ltd. (March 2007)	25,263	410,320
		924,795

Total Equity-Linked Securities		1,354,184
(cost $1,291,300)

Total Securities		25,388,594

	Principal
REPURCHASE AGREEMENT 3.96%	Amount

Joint Tri-Party Repurchase Agreement, Morgan Stanley Dean Witter,
07/31/06, 5.25%, due 08/01/06, repurchase price $1,062,600,
collateralized by U.S. Treasury securities held in a joint tri-party
repurchase account (cost $1,062,445)	$1,062,445	1,062,445

Total Investments 98.58%		26,451,039
(cost $25,555,036)
Other assets and liabilities, net 1.42%		379,932

NET ASSETS 100%		$26,830,971

See notes to portfolios of investments.

Notes to Portfolios of Investments (unaudited) July 31, 2006

Legend
* Non-income producing security
ADR American Depositary Receipt
GDR Global Depositary Receipt
NVDR Non Voting Depositary Receipt

Securities with a 144A designation are exempt from registration under Rule 144A of the Securities Act of 1933.

Fair valued securities, as a percentage of net assets at July 31, 2006, were 3.41% of Eastern European and 5.20% of Global Emerging Markets.

For information on the funds' policies regarding the valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual report.

Joint Tri-Party Repurchase Agreement

The funds may enter into repurchase agreements with recognized financial institutions or registered broker-dealers and, in all instances, hold as collateral, underlying securities with a value exceeding the principal amount of the repurchase obligation. The funds use joint tri-party repurchase agreements with other funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating fund owns an undivided interest in the account.

The terms of the joint tri-party repurchase agreement and the securities held as collateral at July 31, 2006 were:

Morgan Stanley Dean Witter repurchase agreement, 07/31/06, 5.25%, due 08/01/06:
Total principal amount: $519,827,058; Total repurchase value: $519,902,866
Collateral:
$646,525,000 U.S. Treasury Note, 7.625%, 11/15/22
$51,230,000 U.S. Treasury Note, 7.125%, 02/15/23
$ 592,461,000 U.S. Treasury Note, 7.50%, 11/15/24
   (total collateral market value, including accrued interest, of $530,223,660)

Other mutual funds managed by U.S. Global Investors, Inc. participate in the joint tri-party repurchase agreement. Each owns an undivided interest in the account.

Affiliated Companies

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities or which may otherwise have a relationship with the Adviser or sub-advisor. The following is a summary of transactions with each affiliated company during the period ended July 31, 2006.

	Shares of Affiliated Companies
	October 31, 2005	Additions	Reductions	July 31, 2006
Eastern European Fund
Novy Neft Ltd.	247,783	-	(247,783)	- (a)
Novy Neft II Ltd.	139,513	-	(139,513)	- (a)

At July 31, 2006, there were no investments in affiliated companies. Net realized gains on transactions were $255,540, and there was no income earned for the period. In addition, the fund's subadviser rebated to the fund $117,079 related to fees received they had received from the above affiliates during the period.

	Shares of Affiliated Companies
	October 31, 2005	Additions	Reductions	July 31, 2006
Global Emerging Markets Fund
Novy Neft Ltd.	15,420	-	15,420	- (a)

At July 31, 2006, there were no investments in affiliated companies. There was no realized gains/loss on transactions, and there was no income earned for the period. The fund's subadviser rebated to the fund $5,249 related to fees they had received from the above affiliate during the period.

(a) During the period, shares of Novy Neft Ltd. and Novy Neft II Ltd. were converted to shares of Oao Gazprom, which is not an affiliate.

Portfolio Tax Information

The following table presents the income tax basis of the securities owned at July 31, 2006, and the tax basis components of net unrealized appreciation or depreciation:

	Aggregate	Gross	Gross
	Tax	Unrealized	Unrealized	Net Unrealized
Fund	Cost	Appreciation	(Depreciation)	Appreciation

Holmes Growth	$58,930,585	$5,097,583	$(2,489,562)	$2,608,021
MegaTrends	15,520,748	1,666,332	(486,046)	1,180,286
Eastern European	1,209,626,030	193,134,896	(92,969,180)	100,165,716
Global Emerging Markets	25,555,036	2,174,371	(1,278,368)	896,003

Item 2. Controls and Procedures

1.
The registrant’s president and treasurer have determined that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

2.
There was no change in the registrant's internal control over financial reporting that occurred in the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. Global Accolade Funds

By: /s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Date: September 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Date: September 22, 2006

By: /s/Catherine A. Rademacher
Catherine A. Rademacher
Treasurer

Date: September 22, 2006